CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Dividends Declared per Common Share	$ 1.20	$ 1.00	$ 1.00
Accelerated Share Repurchases [Line Items]
Accelerated share repurchases settlement receipt	$ 250	$ 125	$ 75